Share based compensation - Fair value of RSUs granted estimated Using binomial model (Details) - RSU	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 ¥ / shares
Share based compensation
Risk-free rate of return, minimum	2.65%	1.61%	0.35%
Risk-free rate of return, maximum	4.25%	4.12%	2.70%
Volatility, minimum	44.58%	44.15%	41.13%
Volatility, maximum	44.73%	48.12%	50.60%
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms	10 years	10 years	10 years
Minimum
Share based compensation
Issuance price (in USD per share) | (per share)	$ 3.68	$ 7.57	$ 4.26	¥ 26.46	¥ 48.29	¥ 27.97
Maximum
Share based compensation
Issuance price (in USD per share) | (per share)	$ 6.91	$ 9.05	$ 7.45	¥ 49.90	¥ 64.98	¥ 47.51